ACCRUED EXPENSES	6 Months Ended
Jun. 30, 2013
ACCRUED EXPENSES [Abstract]
ACCRUED EXPENSES
NOTE 8: ACCRUED EXPENSES
Accrued expenses as of June 30, 2013 and December 31, 2012 consisted of the following:

	June 30, 2013	December 31, 2012
Accrued voyage expenses	$805	$2,811
Accrued loan interest	9,627	9,184
Accrued legal and professional fees	506	956
Total accrued expenses	$10,938	$12,951

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